Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2019
Registrant Name	dei_EntityRegistrantName	USAA Mutual Funds Trust
CIK	dei_EntityCentralIndexKey	0000908695
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Nov. 14, 2018
Effective Date	dei_DocumentEffectiveDate	Nov. 14, 2018
Prospectus Date	rr_ProspectusDate	Oct. 01, 2018
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A